Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share (the "Common Stock")
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 37,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,240.90
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

Includes up to an additional 15% of shares of Common Stock, to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants (the "Representative's Warrants") to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.

No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of the Representative's Warrants
Amount Registered | shares	172,500
Proposed Maximum Offering Price per Unit	13.75
Maximum Aggregate Offering Price	$ 2,371,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 327.56
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and the shares of Common Stock set forth in this table shall be adjusted to include such shares, as applicable.